Note 5 - Commitments and Contingencies (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Note 5 - Commitments and Contingencies (Details) [Line Items]
Leasehold Improvements, Gross			$ 148,070
Operating Leases, Rent Expense	300,000	600,000	600,000	700,000
Restricted Cash, Letter of Credit [Member]
Note 5 - Commitments and Contingencies (Details) [Line Items]
Restricted Cash and Cash Equivalents		$ 100,000	$ 100,000